Capital Disclosures (Details) - CAD ($)	Dec. 31, 2022	Jun. 12, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Cash and cash equivalents	$ 11,666,000		$ 41,262,000	$ 31,220,000	$ 14,148,000
Shareholders' equity	$ 26,502,000		$ 36,099,000	$ 24,752,000	$ (108,000)
Base Shelf securities authorized		$ 150,000,000